Related Party Transactions (Details 1) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended				12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Equity Method Investments [Member]	Mar. 31, 2010 Equity Method Investments [Member]	Mar. 31, 2009 Equity Method Investments [Member]	Sep. 30, 2008 Sony Ericsson [Member]	Mar. 31, 2011 Sony Ericsson [Member]	Mar. 31, 2010 Sony Ericsson [Member]	Mar. 31, 2009 Sony Ericsson [Member]	Mar. 31, 2009 S-LCD [Member]	Mar. 31, 2011 S-LCD [Member]	Mar. 31, 2010 S-LCD [Member]	Mar. 31, 2011 Sony BMG [Member]	Oct. 01, 2008 Sony BMG [Member]
Account balances and transactions with affiliated companies
Accounts receivable, trade				¥ 18,631	¥ 21,467
Accounts payable, trade				45,434	61,360
Sales				96,164	132,937	204,578
Purchases				383,922	309,550	332,286
Related Party Transactions (Textuals) [Abstract]
Percentage of ownership in equity investees								50.00%	50.00%	50.00%	50.00%	50.00%	50.00%		50.00%
Number of shares less than 50% ownership in equity method investment												1
Dividends received from affiliated companies	2,583	5,948	40,361				23,363
Investment in joint venture											¥ 13,273
Remaining interest in equity method investment														50.00%
Additional Related Party Transactions (Textuals) [Abstract]
Equity method influence, minimum	3.00%
Equity method influence, maximum	5.00%
Affiliated companies accounted for under the equity method	82	73